Consolidated Statement of Changes in Shareholders’ Equity - USD ($)	Share Capital Amount	Reserves	Accumulated other comprehensive Income (loss)	Deficit	Total
Balance at Dec. 31, 2017	$ 17,937,968	$ 2,341,490	$ 138,309	$ (8,748,438)	$ 11,669,329
Balance (in Shares) at Dec. 31, 2017	646,517
Exercise of Warrants	$ 1,022,200				1,022,200
Exercise of Warrants (in Shares)	18,268
Exercise of stock options	$ 526,698	(210,266)			316,432
Exercise of stock options (in Shares)	8,966
Shares issued on acquisition of Signifi	$ 285,560				285,560
Shares issued on acquisition of Signifi (in Shares)	6,897
Exercise of agents’ options	$ 169,261	(58,460)			110,801
Exercise of agents’ options (in Shares)	2,733
Non-brokered private placement	$ 1,591,950				1,591,950
Non-brokered private placement (in Shares)	31,888
Share Issuance costs on capital raise	$ (287,236)				(287,236)
Share based payments		850,747			850,747
Translation adjustment			(32,671)		(32,671)
Loss for the period				(8,897,107)	(8,897,107)
Balance at Dec. 31, 2018	$ 21,246,401	2,923,511	105,638	(17,645,545)	6,630,005
Balance (in Shares) at Dec. 31, 2018	715,269
Exercise of Warrants	$ 4,418,377				4,418,377
Exercise of Warrants (in Shares)	80,865
Shares issued on acquisition of Signifi	$ 346,673				346,673
Shares issued on acquisition of Signifi (in Shares)	6,897
Exercise of agents’ options	$ 345,832	(98,068)			247,764
Exercise of agents’ options (in Shares)	5,668
Non-brokered private placement	$ 2,290,916				2,290,916
Non-brokered private placement (in Shares)	51,724
Share Issuance costs on capital raise	$ (186,854)				(186,854)
Shares issued as agent compensation for debenture	$ 118,560				118,560
Shares issued as agent compensation for debenture (in Shares)	3,324
Expiry of agent’s options	$ 12,757	(12,757)
Equity portion of the debenture bifurcated		446,053			446,053
Issuance of agents’ warrants		47,209			47,209
Issuance of warrants to debentureholders		666,428			666,428
Share based payments		1,123,154			1,123,154
Translation adjustment			(8,500)		(8,500)
Loss for the period				(7,657,208)	(7,657,208)
Balance at Dec. 31, 2019	$ 28,592,662	5,095,530	97,138	(25,302,753)	8,482,577
Balance (in Shares) at Dec. 31, 2019	863,747
Share Issuance costs on capital raise	$ (4,774,484)	980,508			(3,793,976)
Shares issued for debt	$ 710,970				710,970
Shares issued for debt (in Shares)	85,659
Share issuance on conversion of convertible debt	$ 57,692				57,692
Share issuance on conversion of convertible debt (in Shares)	1,149
Equity portion of the debenture bifurcated		62,986			62,986
Share based payments		517,678			517,678
Share issuance on capital raise	$ 25,501,529	3,327,829			28,829,358
Share issuance on capital raise (in Shares)	3,712,776
Translation adjustment			2,887		2,887
Loss for the period				(13,591,117)	(13,591,117)
Balance at Dec. 31, 2020	$ 50,088,369	$ 9,984,531	$ 100,025	$ (38,893,870)	$ 21,279,055
Balance (in Shares) at Dec. 31, 2020	4,663,331